Merger Transaction	3 Months Ended
Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Merger Transaction	Merger Transaction
On January 11, 2021, the Company entered into an Agreement and Plan of Merger (“Merger Agreement”) with ArcLight Clean Transition Corp., a publicly traded special purpose acquisition company (“SPAC”) and Cayman Islands exempted company (“ArcLight”) and Phoenix Merger Sub, Inc., a Delaware corporation and a wholly-owned subsidiary of ArcLight (“Phoenix Merger Sub”).
At the closing, ArcLight will become a Delaware corporation, and Phoenix Merger Sub will merge with and into Proterra, with Proterra as the surviving company and continuing as a wholly-owned subsidiary of ArcLight. ArcLight’s name will be changed to Proterra Inc (“New Proterra”).
Upon closing of the merger,
•Proterra’s outstanding convertible preferred stock of 129,003,889 shares will convert into 129,496,639 shares of common stock. Each share of Proterra common stock (including shares issuable upon conversion of Proterra convertible preferred stock) will be converted into the right to receive 0.8925 shares of New Proterra Common Stock, as a result of applying the Exchange Ratio;
•each Proterra option will be converted into an option to purchase shares of New Proterra Common Stock by multiplying the number of underlying shares by the exchange ratio, rounded down to the nearest whole share; the exercise price of each converted option will be determined by dividing the per share exercise price of the respective Proterra options by the Exchange Ratio, rounded up to the nearest whole cent;
•each Proterra warrant to purchase common stock and convertible preferred stock will be converted into a warrant to purchase shares of New Proterra Common Stock by multiplying the number of underlying shares by the Exchange Ratio, rounded down to the nearest whole share; the exercise price of each converted warrant will be determined by dividing the per share exercise price of the respective Proterra warrant by the Exchange Ratio, rounded up to the nearest whole cent;
•each outstanding Convertible Note that was not optionally converted immediately prior to the consummation of the merger will remain outstanding and become convertible into shares of New Proterra Common Stock in accordance with the terms of such Convertible Notes.
In the event that the closing sale price of New Proterra common stock exceeds certain price thresholds for 20 out of any 30 consecutive trading days or in any transaction resulting in a change in control with a valuation of the New Proterra common stock exceeds certain price thresholds during the first five years following the closing of the merger, up to an additional 22,809,500 shares of New Proterra common stock may be issued to holders of Proterra convertible preferred stock, common stock, warrants, vested options and Convertible Notes as of immediately prior to the closing of the merger.
In connection with the merger, ArcLight entered into subscription agreements with certain investors (“PIPE Investors”) to purchase an aggregate of 41.5 million shares of New Proterra common stock, immediately following the closing of merger, at a purchase price of $10.00 per share, for aggregate gross proceeds of $415.0 million (“PIPE Financing”).
In connection with the execution of the Merger Agreement, ArcLight entered into the Sponsor Letter Agreement with the ArcLight Sponsor providing that 10% of the New Proterra Common Stock received by Sponsor upon consummation of the merger in exchange for its outstanding shares of ArcLight class B ordinary shares, excluding 140,000 shares owned by ArcLight board of directors, will be subject to vesting and forfeiture.
ArcLight public shareholders have rights to redeem their shares for cash upon the closing of the merger. The Merger Agreement includes as a condition to close the merger that, at the closing of the merger, ArcLight will have a minimum of $350.0 million of funds, net of any unpaid liabilities.
The merger is expected to be accounted for as a reverse recapitalization with the Company being the accounting acquirer, as such deferred transaction costs including advisory, legal and other professional services directly related to the anticipated merger, are capitalized and are expected to be offset against proceeds upon the consummation of merger. As of March 31, 2021 and December 31, 2020, the Company recorded deferred transaction costs of $2.2 million and $0.4 million, respectively, in the prepaid expenses and other current assets on the Company’s balance sheets.